LOAN RECEIVABLE	9 Months Ended
Apr. 30, 2016
Notes to Financial Statements
Note 3 - Loan Receivable

On March 11, 2014, the Company agreed to a Loan document whereby it would lend $25,000 at no interest to an unrelated third party. As of April 30, 2016, $14,271 had been advanced under this loan agreement.